SCHEDULE OF MOVEMENTS IN INVENTORIES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Notes To Consolidated In Financial Statements
Balance at beginning of the year	$ (906,444)	$ (815,498)
Additions		(902,776)	(815,498)
Foreign currency translation	203,695	(3,668)
Write-offs	702,749	815,498
Balance at end of the year		$ (906,444)	$ (815,498)